SCHEDULE OF ESTIMATED AMORTIZATION (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 6,496	$ 50,671
2024	6,413	50,023
2025	6,412	50,016
2026	6,412	50,016
2027	6,412	50,016
Thereafter	30,956	241,443
Total	63,101	492,185	$ 593,223	$ 630,576
Total	$ 63,101	$ 492,185	$ 593,223	$ 630,576